CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Loss	$ (2,643)	$ (2,055)	$ (1,519)
Less: Net (income) loss attributable to non-controlling interest	8	4	(7)
Net loss attributable to RADA Electronic Industries' shareholders	(2,635)	(2,051)	(1,526)
Other comprehensive income:
Change in foreign currency translation adjustment	99	32	64
Less: other comprehensive income attributable to non-controlling interest	20	7	13
Other comprehensive income attributable to RADA Electronic Industries' shareholders	79	25	51
Comprehensive loss	(2,544)	(2,023)	(1,455)
Less: comprehensive income attributable to non-controlling interest	12	3	20
Comprehensive loss attributable to RADA Electronic Industries' shareholders	$ (2,556)	$ (2,026)	$ (1,475)